(Loss)/Earnings per share	12 Months Ended
Mar. 31, 2021
(Loss)/Earnings per share
(Loss)/Earnings per share

23.      (Loss)/Earnings per share

	Year ended March 31,
	2021	2020	2019
Basic (loss)/earnings per ordinary share (€)	(0.9142)	0.5824	0.7739
Diluted (loss)/earnings per ordinary share (€)	(0.9142)	0.5793	0.7665
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,110.4	1,113.8	1,143.6
Diluted (a)	1,110.4	1,119.8	1,154.6

(a)	Details of share options in issue have been described more fully in note 16 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.

Diluted earnings per share takes account solely of the potential future exercise of share options granted under the Company’s share option schemes. For fiscal year 2021, due to the loss-making position, share options are anti-dilutive in accordance with IAS 33 and therefore are not assumed to be converted. For fiscal year 2020, the weighted average number of shares in issue of 1,120m includes weighted average share options assumed to be converted, and equal to a total of 6m shares. For fiscal year 2019, the weighted average number of shares in issue of 1,155m includes weighted average share options assumed to be converted, and equal to a total of 11m shares.

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of the share options was based on quoted market prices for the year during which the options were outstanding.